Loans Receivable, Part V (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	$ 47,100,000		$ 47,100,000		$ 59,621,000	$ 55,412,000
Total number of troubled debt restructurings	111		111		137	150
Period of principal forbearance, reduction in interest rate or both included in typical restructured terms			6 months		6 months
Valuation allowance with respect to troubled debt restructurings	2,400,000		2,400,000		6,400,000	6,200,000
Minimum number of consecutive contractual payments received prior to consideration for a return to accrual status			6		6
Troubled Debt Restructurings by Concession Type [Abstract]
Loans Receivable, Modifications, Loans Performing in Accordance with Modified Terms	39,922,000		39,922,000		55,609,000	46,652,000
Number of loans performing in accordance with modified terms	67		67		123	117
Loans Receivable, Modifications, Loans in Default	7,178,000		7,178,000		4,012,000	8,760,000
Number of Loans in Default	44		44		14	33
Loans Receivable, Modifications, Total	47,100,000		47,100,000		59,621,000	55,412,000
Number of Loans, Total	111		111		137	150
Data on Troubled Debt Restructuring [Abstract]
Loans modified as a troubled debt restructure	513,000	4,642,000	856,000	7,621,000	34,117,000	34,451,000
Number of loans modified as a troubled debt restructuring	3	7	6	15	37	101
Trouble debt restructuring modified within the past twelve months for which there was a default	0	135,000	0	655,000	0	702,000
Number of trouble debt restructuring modified within the past twelve months for which there was a default	0	0	0	2	0	6
Non-accrual Loans [Abstract]
Total non-accrual loans	53,253,000		53,253,000		74,668,000	78,218,000
Ratio of total non-accrual loans to total loans, net of allowance (in hundredths)			4.81%		6.59%	6.43%
Ratio of total non-accrual loans and performing troubled debt restructurings to total loans receivable (in hundredths)			7.18%		8.00%	8.45%
Ratio of total non-accrual loans to total assets (in hundredths)			3.26%		4.50%	4.57%
One-to Four-Family [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	21,262,000		21,262,000		31,768,000	35,066,000
Total number of troubled debt restructurings	89		89		112	119
Data on Troubled Debt Restructuring [Abstract]
Loans modified as a troubled debt restructure	474,000	3,533,000	817,000	6,500,000	14,821,000	23,049,000
Number of loans modified as a troubled debt restructuring	2	4	5	11	27	86
Trouble debt restructuring modified within the past twelve months for which there was a default	0	135,000	0	655,000	0	702,000
Number of trouble debt restructuring modified within the past twelve months for which there was a default	0	0	0	2	0	6
Non-accrual Loans [Abstract]
Total non-accrual loans	36,664,000		36,664,000		46,467,000	55,609,000
Over Four-Family [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	22,302,000		22,302,000		23,947,000	17,298,000
Total number of troubled debt restructurings	12		12		17	21
Data on Troubled Debt Restructuring [Abstract]
Loans modified as a troubled debt restructure	0	1,004,000	0	1,004,000	18,520,000	10,340,000
Number of loans modified as a troubled debt restructuring	0	2	0	2	8	12
Non-accrual Loans [Abstract]
Total non-accrual loans	9,259,000		9,259,000		23,205,000	13,680,000
Home Equity [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	1,007,000		1,007,000		986,000	1,067,000
Total number of troubled debt restructurings	4		4		3	5
Data on Troubled Debt Restructuring [Abstract]
Loans modified as a troubled debt restructure	39,000	105,000	39,000	117,000	12,000	1,062,000
Number of loans modified as a troubled debt restructuring	1	1	1	2	1	3
Non-accrual Loans [Abstract]
Total non-accrual loans	1,328,000		1,328,000		1,578,000	1,334,000
Construction and Land [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	2,248,000		2,248,000		2,252,000	1,487,000
Total number of troubled debt restructurings	3		3		3	2
Data on Troubled Debt Restructuring [Abstract]
Loans modified as a troubled debt restructure					764,000	0
Number of loans modified as a troubled debt restructuring					1	0
Non-accrual Loans [Abstract]
Total non-accrual loans	5,199,000		5,199,000		2,215,000	6,946,000
Commercial Real Estate [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	272,000		272,000		668,000	452,000
Total number of troubled debt restructurings	2		2		2	1
Non-accrual Loans [Abstract]
Total non-accrual loans	272,000		272,000		668,000	514,000
Consumer [Member]
Non-accrual Loans [Abstract]
Total non-accrual loans	20,000		20,000		24,000	0
Commercial Loans [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	9,000		9,000			42,000
Total number of troubled debt restructurings	1		1			2
Non-accrual Loans [Abstract]
Total non-accrual loans	511,000		511,000		511,000	135,000
Accruing [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	26,177,000		26,177,000		16,011,000	24,589,000
Total number of troubled debt restructurings	26		26		23	41
Accruing [Member] | One-to Four-Family [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	8,420,000		8,420,000		9,921,000	8,293,000
Total number of troubled debt restructurings	16		16		17	26
Accruing [Member] | Over Four-Family [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	16,340,000		16,340,000		3,917,000	14,845,000
Total number of troubled debt restructurings	8		8		4	13
Accruing [Member] | Home Equity [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	0		0		0	43,000
Total number of troubled debt restructurings	0		0		0	1
Accruing [Member] | Construction and Land [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	1,408,000		1,408,000		2,173,000	1,408,000
Total number of troubled debt restructurings	1		1		2	1
Accruing [Member] | Commercial Real Estate [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	0		0		0	0
Total number of troubled debt restructurings	0		0		0	0
Accruing [Member] | Commercial Loans [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	9,000		9,000			0
Total number of troubled debt restructurings	1		1			0
Non Accruing [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	20,923,000		20,923,000		43,610,000	30,823,000
Total number of troubled debt restructurings	85		85		114	109
Non Accruing [Member] | One-to Four-Family [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	12,842,000		12,842,000		21,847,000	26,773,000
Total number of troubled debt restructurings	73		73		95	93
Non Accruing [Member] | Over Four-Family [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	5,962,000		5,962,000		20,030,000	2,453,000
Total number of troubled debt restructurings	4		4		13	8
Non Accruing [Member] | Home Equity [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	1,007,000		1,007,000		986,000	1,024,000
Total number of troubled debt restructurings	4		4		3	4
Non Accruing [Member] | Construction and Land [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	840,000		840,000		79,000	79,000
Total number of troubled debt restructurings	2		2		1	1
Non Accruing [Member] | Commercial Real Estate [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	272,000		272,000		668,000	452,000
Total number of troubled debt restructurings	2		2		2	1
Non Accruing [Member] | Commercial Loans [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	0		0			42,000
Total number of troubled debt restructurings	0		0			2
Interest Reduction and Principal Forbearance [Member]
Troubled Debt Restructurings by Concession Type [Abstract]
Loans Receivable, Modifications, Loans Performing in Accordance with Modified Terms	20,373,000		20,373,000		26,051,000	22,752,000
Number of loans performing in accordance with modified terms	47		47		77	61
Loans Receivable, Modifications, Loans in Default	3,522,000		3,522,000		2,770,000	6,564,000
Number of Loans in Default	18		18		11	22
Loans Receivable, Modifications, Total	23,895,000		23,895,000		28,821,000	29,316,000
Number of Loans, Total	65		65		88	83
Interest Reduction [Member]
Troubled Debt Restructurings by Concession Type [Abstract]
Loans Receivable, Modifications, Loans Performing in Accordance with Modified Terms	3,423,000		3,423,000		11,984,000	20,006,000
Number of loans performing in accordance with modified terms	11		11		35	27
Loans Receivable, Modifications, Loans in Default	2,427,000		2,427,000		894,000	425,000
Number of Loans in Default	24		24		2	2
Loans Receivable, Modifications, Total	5,850,000		5,850,000		12,878,000	20,431,000
Number of Loans, Total	35		35		37	29
Principal Forbearance [Member]
Troubled Debt Restructurings by Concession Type [Abstract]
Loans Receivable, Modifications, Loans Performing in Accordance with Modified Terms	16,126,000		16,126,000		17,574,000	3,894,000
Number of loans performing in accordance with modified terms	9		9		11	29
Loans Receivable, Modifications, Loans in Default	1,229,000		1,229,000		348,000	1,771,000
Number of Loans in Default	2		2		1	9
Loans Receivable, Modifications, Total	$ 17,355,000		$ 17,355,000		$ 17,922,000	$ 5,665,000
Number of Loans, Total	11		11		12	38